Segment reporting (Details 4) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosures Of Geographical Areas [Line Items]
Revenue	[1]	₨ 189,722	$ 2,594	₨ 174,600	₨ 153,851
India [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue		36,252		32,089	28,804
United States Country [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue		76,702		76,028	69,299
Russia [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue		15,816		16,900	15,299
Others [Member]
Disclosures Of Geographical Areas [Line Items]
Revenue	[2]	₨ 60,952		₨ 49,583	₨ 40,449

[1]	Revenues for the year ended March 31, 2021 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,905 (as compared to Rs.5,910 and Rs.5,785 for the years ended March 31, 2020 and 2019, respectively).
[2]	Others include Germany, the United Kingdom, Ukraine, China, Canada and other countries across the world.